DEBT - Summary of Debt (Details) - USD ($)	Dec. 31, 2018	May 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Feb. 28, 2015	Jun. 30, 2014
Debt Instrument [Line Items]
Deferred charges	$ (3,634,000)		$ (3,935,000)	$ (5,350,000)
Total debt	1,349,042,000		1,244,459,000	$ 1,058,418,000
Less: current portion	(471,764,000)		(109,671,000)
Noncurrent portion	877,278,000		1,134,788,000
Secured Debt [Member]
Debt Instrument [Line Items]
Long-term debt	1,185,294,000		1,069,538,000
Term Loan Facility of $33.9 Million [Member]
Debt Instrument [Line Items]
Principal amount	33,900,000	$ 34,000,000.0	33,900,000.0
Long-term debt	0		24,317,000
Term Loan Facility of $82.5 Million [Member]
Debt Instrument [Line Items]
Principal amount	82,500,000	82,500,000.0	82,500,000.0
Long-term debt	0		35,733,000
Term Loan Facility of $284 Million [Member]
Debt Instrument [Line Items]
Principal amount	284,000,000.0
Long-term debt	168,320,000		190,870,000
Total debt	168,300,000		190,900,000
Less: current portion	(168,300,000)
Term Loan Facility of $420 Million [Member]
Debt Instrument [Line Items]
Principal amount	420,000,000.0					$ 420,000,000
Long-term debt	331,795,000		352,432,000
Total debt	331,800,000		352,400,000
Term Loan Facility of $425 Million [Member]
Debt Instrument [Line Items]
Principal amount	425,000,000.0				$ 425,000,000.0
Long-term debt	347,154,000		220,868,000
Total debt	347,200,000		220,900,000
Term Loan Facility Of $102.7 Million [Member]
Debt Instrument [Line Items]
Principal amount	102,700,000.0		102,700,000.0
Long-term debt	94,225,000		102,765,000
Total debt	94,200,000
Term Loan Facility of $73.4 Million [Member]
Debt Instrument [Line Items]
Principal amount	73,400,000.0		73,400,000.0
Long-term debt	60,199,000		67,739,000
Total debt	60,200,000
Term Loan Facility of $80.2 Million [Member]
Debt Instrument [Line Items]
Principal amount	80,200,000.0		80,200,000.0
Long-term debt	67,669,000		74,814,000
Total debt	67,700,000
Term Loan Facility of $120.0 Million [Member]
Debt Instrument [Line Items]
Principal amount	120,000,000.0	$ 120,000,000.0
Long-term debt	115,932,000		0
Convertible Debt [Member]
Debt Instrument [Line Items]
Long-term debt	167,382,000		$ 178,856,000
Less: current portion	$ (167,382,000)